Financing Expenses, Net	12 Months Ended
Dec. 31, 2022
Disclosure of financing income (expenses), net [Abstract]
Financing Expenses, Net
Note 23 – Financing Expenses, Net

	For the Year Ended December 31,
	2022	2021	2020
	$ Thousands

Interest income from bank deposits	12,108	167	780
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	4,125	2,121	-
Net change in exchange rates	28,453	-	-
Net change in fair value of derivative financial instruments	-	443	-
Interest income from deferred payment	-	-	13,511
Other income	-	203	-
Financing income	44,686	2,934	14,291

Interest expenses to banks and others	(47,542)	(51,924)	(24,402)
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	-	-	(6,300)
Impairment loss on debt securities at FVOCI	(732)	-	-
Net change in fair value of financial assets held for trade	(45)	-	-
Net change in exchange rates	-	(5,997)	(5,645)
Net change in fair value of derivative financial instruments	(291)	-	(1,569)
Early repayment fee (Note 15.B, Note 15.E)	-	(84,196)	(11,852)
Other expenses	(1,787)	(2,178)	(1,406)
Financing expenses	(50,397)	(144,295)	(51,174)
Net financing expenses	(5,711)	(141,361)	(36,883)